Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 362	$ 526	$ 37
Accounts receivable:
Trade, net of allowance for doubtful accounts of $13 and $16 as of December 31, 2011 and 2010, respectively		447	362
Williams		62	60
Accounts receivable, net of allowance of $13 at March 31, 2012 and December 31, 2011	414	509
Derivative assets	516	506	400
Inventories	61	73	73
Other	331	60	26
Total current assets	1,684	1,674	958
Investments	132	125	105
Properties and equipment net (successful efforts method of accounting)	12,500	12,199
Less - accumulated depreciation, depletion and amortization	(4,211)	(3,977)
Properties and equipment, net	8,289	8,222	8,067
Derivative assets	22	10	173
Other noncurrent assets	142	401	543
Total assets	10,269	10,432	9,846
Accounts payable:
Trade		643	451
Williams		59	64
Accounts payable	531	702
Accrued and other current liabilities	261	186	158
Deferred income taxes	118	116	87
Notes payable to Williams			2,261
Derivative liabilities	152	152	146
Total current liabilities	1,062	1,156	3,167
Deferred income taxes	1,516	1,556	1,645
Long-term debt	1,509	1,503
Derivative liabilities	31	7	143
Asset retirement obligations	291	283	271
Other noncurrent liabilities	151	168	136
Contingent liabilities and commitments (Note 12 and 8)
Stockholders' equity:
Preferred stock (100 million shares authorized at $0.01 par value; no shares issued)
Common stock (2 billion shares authorized at $0.01 par value; 198.7 million shares issued at March 31, 2012 and 197.1 million shares issued at December 31, 2011)	2	2
Additional paid-in-capital	5,449	5,457
Accumulated deficit	(43)		4,244
Accumulated other comprehensive income	217	219	168
Total stockholders' equity	5,625	5,678	4,412
Noncontrolling interests in consolidated subsidiaries	84	81	72
Total equity	5,709	5,759	4,484
Total liabilities and equity	$ 10,269	$ 10,432	$ 9,846